SUBSEQUENT EVENTS (Detail) - USD ($)				3 Months Ended			12 Months Ended
	Jun. 22, 2022	May 11, 2022	Jan. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Feb. 21, 2022
Subsequent Event [Line Items]
Amount borrowed				$ 400,000	$ 80,653	$ 25,716	$ 1,280,654
Debt Instrument Face Amount Aggregate Cap								$ 4,000,000
Promissory Note from Related Party
Subsequent Event [Line Items]
Debt Instrument Face Amount Aggregate Cap				$ 8,000,000			$ 8,000,000
SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Amount borrowed			$ 400,000
Deferred underwriting fees	$ 8,500,000
SUBSEQUENT EVENTS | Promissory Note from Related Party
Subsequent Event [Line Items]
Amount borrowed		$ 500,000
Debt Instrument Face Amount Aggregate Cap								$ 4,000,000